E.I.I. Realty Securities Trust

640 Fifth Avenue

8th Floor

New York, NY 10019

November 3, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	E.I.I. Realty Securities Trust
File Nos. 333-45959; 811-08649; CIK: 0001054556

Ladies and Gentlemen:

On behalf of E.I.I. Realty Securities Trust (“Registrant”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that: (i) the Prospectuses and Statement of Additional Information for the E.I.I. Realty Securities Trust that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from those contained in Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A (the “Amendment”), constituting the most recent amendment to this Registration Statement; and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on October 28, 2016.

If you have any questions or comments regarding this filing, please call me at (212) 735-9578 or Richard D. Marshall of Katten Muchin Rosenman LLP, counsel to Registrant, at (212) 735-9500.

Very truly yours,

E.I.I. Realty Securities Trust

By: /s/ Michael J. Meagher
Michael J. Meagher

President

cc:	Mr. Richard J. Adler
Ms. Kathleen Heineken
Mr. Richard D. Marshall